Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of tax expense

Tax expense
	2025	2024	2023
	$m	$m	$m
Current tax[1]	6,978	6,115	5,718
– for this year	6,606	5,863	5,737
– adjustments in respect of prior periods[3]	324	31	(19)
– Pillar 2 and qualifying domestic top-up taxes	48	221	—
Deferred tax	(202)	1,195	71
– origination and reversal of temporary differences	173	1,288	19
– effect of changes in tax rates	35	(2)	17
– adjustments in respect of prior periods[3]	(410)	(91)	35
Year ended 31 Dec[2]	6,776	7,310	5,789
1Current tax included Hong Kong profits tax of $2,351m (2024: $1,615m; 2023: $1,328m). The Hong Kong tax rate applying to the profits of subsidiaries assessable in Hong Kong was 16.5% (2024: 16.5%; 2023: 16.5%).
2In addition to amounts recorded in the income statement, a tax charge of $136m (2024: credit of $12m) was recorded directly to equity.
3Adjustments in respect of prior periods includes deferred tax credits in Hong Kong arising on temporary differences between IFRS and the regulatory basis of accounting on which the tax returns are prepared, and in the UK on tax losses, both of which arise from the finalisation of 2024 tax returns and are offset by corresponding charges in current tax
Schedule of tax reconciliation	The tax charged to the income statement differs from the tax charge that would apply if all profits had been taxed at the UK corporation tax rate as follows:

	2025		2024		2023
	$m	%	$m	%	$m	%
Profit before tax	29,907		32,309		30,348
Tax expense
Taxation at UK corporation tax rate of 25.0% (2024: 25.0%, 2023: 23.5%)	7,477	25.0	8,077	25.0	7,132	23.5
Impact of differently taxed overseas profits in overseas locations	(1,316)	(4.4)	(1,351)	(4.2)	(612)	(2.0)
UK banking surcharge	179	0.6	215	0.7	350	1.2
Items increasing tax charge in 2025:
– local taxes and overseas withholding taxes	692	2.3	584	1.8	419	1.4
– movements in unrecognised deferred tax	314	1.0	259	0.7	(22)	(0.1)
– fines and provisions for legal settlements	294	1.0	—	—	—	—
– impairment of investment in BoCom	250	0.8	—	—	705	2.3
– other permanent disallowables	237	0.8	344	1.0	227	0.7
– dilution loss on the Group’s investment in BoCom	128	0.4	—	—	—	—
– movements in provisions for uncertain tax positions	118	0.4	38	0.1	(472)	(1.6)
– impact of business disposals	100	0.3	—	—	—	—
– non-deductible bank levy expense	75	0.3	73	0.2	112	0.4
– impact of global and domestic minimum taxes	48	0.2	221	0.7	—	—
– impact of changes in tax rates	35	0.1	6	—	17	0.1
– impact of hyperinflation	32	0.1	327	1.0	348	1.1
– tax impact of sale of HSBC Argentina	—	—	1,536	4.8	—	—
Items reducing tax charge in 2025:
– non-taxable income and gains	(970)	(3.2)	(1,079)	(3.3)	(1,189)	(3.9)
– effect of profits in associates and joint ventures	(582)	(1.9)	(456)	(1.4)	(571)	(1.9)
– deductions for AT1 coupon payments	(249)	(0.8)	(249)	(0.8)	(229)	(0.7)
– adjustments in respect of prior periods	(86)	(0.3)	(46)	(0.1)	16	0.1
– non-taxable gain on disposal of HSBC Canada	—	—	(1,174)	(3.6)	—	—
– impact of sale of French retail banking business	—	—	(15)	—	—	—
– accounting gain on acquisition of SVB UK	—	—	—	—	(442)	(1.5)
Year ended 31 Dec	6,776	22.7	7,310	22.6	5,789	19.1

Schedule of movement of deferred tax assets and liabilities

Movement of deferred tax assets and liabilities
	Loan impairment provisions	Unused tax losses and tax credits	Financial assets at FVOCI	Cash flow hedges	Retirement obligations	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Assets	1,070	3,864	616	442	—	2,906	8,898
Liabilities	—	—	—	—	(1,767)	(1,607)	(3,374)
At 1 Jan 2025	1,070	3,864	616	442	(1,767)	1,299	5,524
Income statement	11	(466)	226	10	(96)	517	202
Other comprehensive income	—	—	(564)	(587)	6	161	(984)
Foreign exchange and other adjustments	(25)	74	221	23	(100)	200	393
At 31 Dec 2025	1,056	3,472	499	(112)	(1,957)	2,177	5,135
Assets[1]	1,056	3,472	499	—	—	3,503	8,530
Liabilities[1]	—	—	—	(112)	(1,957)	(1,326)	(3,395)

Assets	1,158	4,544	876	419	—	2,933	9,930
Liabilities	—	—	—	—	(1,814)	(1,600)	(3,414)
At 1 Jan 2024	1,158	4,544	876	419	(1,814)	1,333	6,516
Income statement	(74)	(640)	100	—	(85)	(431)	(1,130)
Other comprehensive income	—	—	(49)	84	114	189	338
Foreign exchange and other adjustments	(14)	(40)	(311)	(61)	18	208	(200)
At 31 Dec 2024	1,070	3,864	616	442	(1,767)	1,299	5,524
Assets[1]	1,070	3,864	616	442	—	2,906	8,898
Liabilities[1]	—	—	—	—	(1,767)	(1,607)	(3,374)
1After netting off balances within countries, the balances as disclosed in the accounts are as follows: deferred tax assets of $7,235m (2024: $6,841m) and deferred tax liabilities of $2,100m (2024: $1,317m).